Supplemental Cash Flow Disclosures	12 Months Ended
Jan. 31, 2026
Supplemental Cash Flow Disclosures
Supplemental Cash Flow Disclosures

13. Supplemental Cash Flow Disclosures

	January 31, 2026 $	January 31, 2025 $	January 31, 2024 $

Supplemental disclosures:
Interest paid	6,660	31,817	–

Non-cash investing and financing activities:
Common shares issued for settlement of amounts due to related parties and accounts payable	1,349,937	19,688	–
Common shares of MedMelior issued for settlement of amounts due to related parties	–	284,000	–
Brokers’ warrants granted as issue costs for convertible debentures	–	14,606	–
Common shares and share purchase warrants issued for conversion of debentures and accrued interest	619,691	702,180	–
Brokers’ warrants granted as share issue costs	–	–	45,371